Merchandise Inventories, Net	12 Months Ended
Mar. 31, 2024
Merchandise Inventories, Net [Abstract]
MERCHANDISE INVENTORIES, NET

NOTE 5 – MERCHANDISE INVENTORIES, NET

Merchandise inventories, net consisted of the following:

	March 31, 2024	March 31, 2023
Beauty products	$2,349,158	$3,866,209
Health products	400,473	714,601
Luxury products	353,057	-
Other products	1,311,192	2,606,990
Merchandise inventories, net	$4,413,880	$7,187,800

As of March 31, 2024 and 2023, merchandise inventories write-down was $69,700 and $152,759, respectively.